Stock-Based Compensation Plans - Additional information (Details) - USD ($)	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Stock-Based Compensation Plans
Amount before allocation of valuation allowances of deferred tax asset	$ 1,200,000	$ 1,000,000.0
Tax benefit realized in connection with stock options exercised	$ 200,000	$ 400,000	$ 400,000
Number of stock options outstanding (in shares)	1,501,901	1,568,551	1,593,433
Granted, shares (in shares)	280,658	278,845	356,014
Weighted average grant-date fair value of options (in dollars per share)	$ 29.53	$ 26.19	$ 18.47
Intrinsic value of options	$ 20,300,000	$ 13,200,000	$ 2,500,000
Range of exercise prices, lower limit (in dollars per share)	$ 26.44
Range of exercise prices, upper limit (in dollars per share)	$ 120.82
Stock options
Stock-Based Compensation Plans
Total unrecognized compensation cost	$ 9,700,000
Weighted average period (year)	2 years 4 months 24 days
Grant-date fair value of options (in dollars per share)	$ 6,400,000
PSU
Stock-Based Compensation Plans
Total unrecognized compensation cost	$ 10,600,000
Weighted average period (year)	1 year 8 months 12 days
Fair value other than options (in dollars per share)	$ 6,100,000
RSU
Stock-Based Compensation Plans
Total unrecognized compensation cost	$ 5,100,000
Weighted average period (year)	1 year 8 months 12 days
Grant-date fair value of options (in dollars per share)	$ 4,500,000
Shareholder-approved stock options plan
Stock-Based Compensation Plans
Number of shares available for grant (in shares)	2,177,290
Total unrecognized compensation cost	$ 1,501,901
Granted, shares (in shares)	280,658	278,845
Weighted average grant-date fair value of options (in dollars per share)	$ 29.53	$ 26.19
Deferred share unit plan
Stock-Based Compensation Plans
Total unrecognized compensation cost	$ 0	$ 0
Deferred share units outstanding number (in shares)	332,473	311,081
Deferred compensation share-based arrangements, liability, current and noncurrent	$ 38,600,000	$ 27,300,000
Deferred share units grants in period (in shares)	21,392
Deferred share units redeemed and settled in cash (in shares)	0
Deferred share based compensation expense	$ 13,900,000	6,700,000	3,200,000
Cash-settled restricted share unit
Stock-Based Compensation Plans
Total unrecognized compensation cost	1,200,000	800,000
Deferred compensation share-based arrangements, liability, current and noncurrent	200,000	200,000
Cash settled restricted share units compensation expense	$ 800,000	$ 600,000	$ 800,000